Schedule of Warrants for Shares of Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Dec. 29, 2023	Sep. 29, 2021	Dec. 02, 2020
Class of Warrant or Right [Line Items]
Number of warrants	366,946	97,042
Exercise Price per warrant				$ 16,429	$ 6,037.50
Warrant liabilities	$ 2,166,874	$ 11,835
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 02, 2020
Expiration Date	Sep. 29, 2026	Sep. 29, 2026
Number of warrants	8,477
Exercise Price per warrant	$ 6,037.50	$ 6,037.50
Issue Date	$ 1,050.00	$ 1,050.00
Warrant liabilities		$ 127
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 02, 2020
Expiration Date	Sep. 29, 2026	Sep. 29, 2026
Number of warrants	16,429	16,429		65,715
Exercise Price per warrant	$ 6,037.50	$ 6,037.50		$ 5,250.00		$ 6,037.50
Issue Date	$ 1,732.50	$ 1,732.50
Warrant liabilities		$ 258
A 2022 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Jul. 25, 2022
Number of warrants	134
Exercise Price per warrant	$ 1,344.00
2022 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date		Jul. 25, 2022
Expiration Date	Jul. 24, 2034	Jul. 24, 2034
Number of warrants	134	134
Exercise Price per warrant	$ 1,344.00	$ 1,344.00
Issue Date	$ 1,275.75	$ 1,275.75
Warrant liabilities	$ 1,102	$ 23
A 2023 Private Warrant A [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 29, 2023
Number of warrants				68,573
Exercise Price per warrant				$ 299.25
RDO Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date		Dec. 29, 2023
Expiration Date	Dec. 29, 2028	Dec. 29, 2028
Number of warrants	19,048	68,573
Exercise Price per warrant	$ 299.25	$ 299.25
Issue Date	$ 157.50	$ 157.50
Warrant liabilities	$ 90,469	$ 10,891
A 2023 Private Warrant B [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 29, 2023
Expiration Date	Dec. 29, 2028
Number of warrants	3,429			3,429
Exercise Price per warrant				$ 325.50
2023 Placement Agent Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price per warrant	$ 326.25
Two Thousand Twenty Three Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	$ 157.50
Warrant liabilities	$ 15,835
A 2024 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Apr. 01, 2024
2024 Private Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	May 16, 2025
Number of warrants	41,808
Exercise Price per warrant	$ 199.35
Issue Date	$ 151.20
Warrant liabilities	$ 2,007
BEPO Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Apr. 12, 2024
Expiration Date	Apr. 12, 2029
Number of warrants	65,307
Exercise Price per warrant	$ 183.75		$ 183.75
Issue Date	$ 138.15
Warrant liabilities	$ 377,750
BEPO Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Apr. 12, 2024
Expiration Date	Apr. 12, 2029
Number of warrants	3,266
Issue Date	$ 136.65
Warrant liabilities	$ 18,477
Bepo Agent Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price per warrant	$ 202.20
July 2024 Private Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Jul. 01, 2024
July 2024 Private Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jul. 01, 2029
Number of warrants	110,000
Exercise Price per warrant	$ 37.50
Issue Date	$ 38.25
Warrant liabilities	$ 864,995
August Inducement Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Aug. 13, 2024
Expiration Date	Aug. 12, 2029
Number of warrants	99,048
Exercise Price per warrant	$ 34.20
Issue Date	$ 24.60
Warrant liabilities	$ 796,239
2029 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 29, 2023
Expiration Date		Dec. 29, 2028
Number of warrants	3,429
Exercise Price per warrant	$ 326.25
Issue Date		$ 157.50
Warrant liabilities		$ 536